Average Annual Total Returns{- Freedom 2050 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2050 Portfolio	VIP Freedom 2050 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2050 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2050 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2050 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2050 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2050 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2050 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2050 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2050 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0391 Past 1 year	F0391 Past 5 years	F0391 Past 10 years
Total	19.28%	12.76%	10.44%	19.17%	12.65%	10.33%	18.99%	12.50%	10.17%	18.40%	15.22%	13.88%	16.54%	12.64%	10.65%